Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended			174 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 67,200,000			$ 67,200,000
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	894,000			894,000
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0